Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Diluted earnings per share [abstract]
Net income attributable to shareholders	$ 743.4	$ 863.9
Weighted average number of shares	77,166,505	79,382,008
Dilutive effect of stock options	1,357,285	1,564,094
Weighted average number of diluted shares	78,523,790	80,946,102
Earnings per share - diluted	$ 9.47	$ 10.67